UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: July 31

Date of reporting period: July 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Clearbridge SMASh Series EM Fund
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Clearbridge SMASh Series EM Fund (previously known as Martin Currie SMASh Series EM Fund) for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Clearbridge SMASh Series EM Fund[1]	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Clearbridge SMASh Series EM Fund returned 0.17%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 17.18% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	SK Hynix, a market leading South Korean chip manufacturer has benefited from strong AI demand, and a price recovery in DRAM has improved fundamentals in their broader memory business.
↑
Delta Electronics, a Taiwanese leader in industrial automation, electronics and energy management. The firm saw increasing recognition of their exposure to AI where they are a leading power solutions provider, and they released strong results where margins surprised positively.

↑
Contemporary Amperex Technology, the Chinese battery manufacturer benefited from continued volume growth in electric vehicle batteries. Falling costs and scale efficiencies allowed it to grow profitability despite falling battery prices.

Top detractors from performance:
↓
Samsung Electronics, a South Korean multinational appliance and consumer electronics manufacturer was impacted by profit taking and weak outlook for the memory sector in the second half of 2024. Demand outlook from PC and smartphones was muted and higher supply from Chinese memory players was also a headwind.

↓
Tata Consultancy, an Indian information technology services and consulting firm saw revenue and profits plateau against a backdrop of business uncertainty following the 2024 U.S. presidential election. The slowdown in growth led to a valuation de-rating and share price weakness.

↓	Reliance Industries, the Indian multinational conglomerate experienced share price underperformance on the back of lackluster profit growth from the Group’s oil refining and retail businesses.
Clearbridge SMASh Series EM Fund	PAGE 1	7280-ATSR-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
VALUE OF A $10,000 INVESTMENT – Clearbridge SMASh Series EM Fund 1/10/2018 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	Since Inception (1/10/2018)
Clearbridge SMASh Series EM Fund	0.17	3.86	1.50
MSCI All Country World ex-U.S. Index-NR	14.73	9.11	5.09
MSCI Emerging Markets Index-NR	17.18	5.40	3.00
Performance figures do not reflect the effect of fees and expenses associated with a separately managed account or a management fee or other operating expenses of the Fund, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$1,226,002,871
Total Number of Portfolio Holdings*	31
Total Management Fee Paid	$0
Portfolio Turnover Rate	49%
*	Does not include derivatives, except purchased options, if any.
Clearbridge SMASh Series EM Fund	PAGE 2	7280-ATSR-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, the Fund’s name was changed to ClearBridge SMASh Series EM Fund.
Effective September 30, 2025, ClearBridge Investment Management Limited replaced Martin Currie Inc. as the subadviser to the Fund.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Clearbridge SMASh Series EM Fund	PAGE 3	7280-ATSR-0925

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Stephen R. Gross, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Stephen R. Gross as the Audit Committee’s financial expert. Stephen R. Gross is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending July 31, 2024 and July 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $25,500 in July 31, 2024 and $27,640 in July 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in July 31, 2024 and $0 in July 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $10,000 in July 31, 2024 and $10,000 in July 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $33,000 in July 31, 2024 and $0 in July 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $434,067 in July 31, 2024 and $430,946 in July 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

ClearBridge
SMASh Series EM Fund
(Formerly known as Martin Currie SMASh Series EM Fund)
Financial Statements and Other Important Information
Annual  | July 31, 2025

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
July 31, 2025
 Martin Currie SMASh Series EM Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.5%
Communication Services — 1.9%
Wireless Telecommunication Services — 1.9%
Etihad Etisalat Co.	1,391,829	$22,707,988

Consumer Discretionary — 11.7%
Automobiles — 3.9%
Mahindra & Mahindra Ltd.	1,300,344	47,369,717 (a)
Broadline Retail — 3.1%
MercadoLibre Inc.	16,300	38,694,407 *
Textiles, Apparel & Luxury Goods — 4.7%
Titan Co. Ltd.	1,501,602	57,160,614 (a)

Total Consumer Discretionary		143,224,738
Consumer Staples — 2.6%
Beverages — 1.5%
Eastroc Beverage Group Co. Ltd., Class A Shares	464,300	18,148,630 (a)
Personal Care Products — 1.1%
Proya Cosmetics Co. Ltd., Class A Shares	1,162,360	13,237,451 (a)

Total Consumer Staples		31,386,081
Energy — 5.4%
Oil, Gas & Consumable Fuels — 5.4%
Reliance Industries Ltd.	4,215,570	66,574,378 (a)

Financials — 13.9%
Banks — 12.1%
Al Rajhi Bank	2,084,883	52,568,383 (a)
Kotak Mahindra Bank Ltd.	1,697,522	38,245,758 (a)
Shinhan Financial Group Co. Ltd.	1,184,089	57,657,927 (a)
Total Banks		148,472,068
Capital Markets — 1.8%
B3 SA - Brasil Bolsa Balcao	10,042,900	22,526,600

Total Financials		170,998,668
Health Care — 8.4%
Health Care Equipment & Supplies — 0.7%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A Shares	274,400	8,801,817 (a)
Health Care Providers & Services — 7.7%
Apollo Hospitals Enterprise Ltd.	704,334	60,048,574 (a)
Dr Sulaiman Al Habib Medical Services Group Co.	481,731	33,646,988 (a)
Total Health Care Providers & Services		93,695,562

Total Health Care		102,497,379
See Notes to Financial Statements.
Martin Currie SMASh Series EM Fund 2025 Annual Report

Schedule of Investments (cont’d)
July 31, 2025
 Martin Currie SMASh Series EM Fund
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Industrials — 10.4%
Electrical Equipment — 6.3%
	Contemporary Amperex Technology Co. Ltd., Class A Shares	1,181,568	$43,259,334 (a)
	HD Hyundai Electric Co. Ltd.	42,633	15,171,469 (a)
	Sieyuan Electric Co. Ltd., Class A Shares	1,729,891	18,730,831 (a)
Total Electrical Equipment			77,161,634
Ground Transportation — 1.7%
	Localiza Rent a Car SA	3,393,600	20,908,680
Machinery — 2.4%
	Shenzhen Inovance Technology Co. Ltd., Class A Shares	3,378,146	29,626,853 (a)

Total Industrials			127,697,167
Information Technology — 39.7%
Electronic Equipment, Instruments & Components — 3.4%
	Delta Electronics Inc.	2,212,000	41,669,899 (a)
IT Services — 2.2%
	Tata Consultancy Services Ltd.	780,081	26,902,223 (a)
Semiconductors & Semiconductor Equipment — 20.3%
	MediaTek Inc.	888,000	40,212,702 (a)
	SK Hynix Inc.	422,469	81,881,238 (a)
	Taiwan Semiconductor Manufacturing Co. Ltd.	3,297,000	126,932,151 (a)
Total Semiconductors & Semiconductor Equipment			249,026,091
Technology Hardware, Storage & Peripherals — 13.8%
	Quanta Computer Inc.	3,669,000	34,173,660 (a)
	Samsung Electronics Co. Ltd.	1,093,931	55,751,071 (a)
	Samsung Electronics Co. Ltd., Registered Shares, GDR	63,785	79,818,653 (a)
Total Technology Hardware, Storage & Peripherals			169,743,384

Total Information Technology			487,341,597
Materials — 5.5%
Construction Materials — 3.2%
	UltraTech Cement Ltd.	285,097	39,695,174 (a)
Metals & Mining — 2.3%
	Antofagasta PLC	1,137,161	28,044,241 (a)

Total Materials			67,739,415
Total Investments before Short-Term Investments (Cost — $1,012,725,573)			1,220,167,411
	Rate
Short-Term Investments — 1.1%
Money Market Funds — 1.1%
Western Asset Institutional U.S. Treasury Reserves, Institutional Shares (Cost — $12,698,669)	4.176%	12,698,669	12,698,669 (b)(c)

See Notes to Financial Statements.

Martin Currie SMASh Series EM Fund 2025 Annual Report

 Martin Currie SMASh Series EM Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Overnight Deposits — 0.0%††
BNY Mellon Cash Reserve Fund (Cost — $100,000)	1.050%	100,000	$100,000 (b)

Total Short-Term Investments (Cost — $12,798,669)			12,798,669
Total Investments — 100.6% (Cost — $1,025,524,242)			1,232,966,080
Liabilities in Excess of Other Assets — (0.6)%			(6,963,209)
Total Net Assets — 100.0%			$1,226,002,871

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2025, the total market value of investments in Affiliated Companies was $12,698,669 and the cost was $12,698,669 (Note 6).

Abbreviation(s) used in this schedule:
GDR	—	Global Depositary Receipts

Summary of Investments by Country# (unaudited)
India	27.3%
South Korea	23.5
Taiwan	19.7
China	10.7
Saudi Arabia	8.8
Brazil	6.7
Chile	2.3
Short-Term Investments	1.0
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of July 31, 2025, and are subject to change.
See Notes to Financial Statements.
Martin Currie SMASh Series EM Fund 2025 Annual Report

Statement of Assets and Liabilities
July 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $1,012,825,573)	$1,220,267,411
Investments in affiliated securities, at value (Cost — $12,698,669)	12,698,669
Foreign currency, at value (Cost — $1,104,760)	1,104,777
Interest and dividends receivable from unaffiliated investments	2,677,384
Receivable from investment manager	267,158
Receivable for Fund shares sold	266,200
Dividends receivable from affiliated investments	27,669
Prepaid expenses	14,270
Total Assets	1,237,323,538
Liabilities:
Accrued foreign capital gains tax	10,139,045
Payable for Fund shares repurchased	662,523
Custody fees payable	386,789
Fund accounting fees payable	77,034
Trustees’ fees payable	8,783
Accrued expenses	46,493
Total Liabilities	11,320,667
Total Net Assets	$1,226,002,871
Net Assets:
Par value (Note 5)	$1,206
Paid-in capital in excess of par value	1,372,572,735
Total distributable earnings (loss)	(146,571,070)
Total Net Assets	$1,226,002,871
Shares Outstanding	120,602,017
Net Asset Value	$10.17
See Notes to Financial Statements.

Martin Currie SMASh Series EM Fund 2025 Annual Report

Statement of Operations
For the Year Ended July 31, 2025

Investment Income:
Dividends from unaffiliated investments	$20,569,745
Dividends from affiliated investments	507,048
Interest	76
Other income	18,409
Less: Foreign taxes withheld	(3,223,870)
Total Investment Income	17,871,408
Expenses:
Custody fees	791,156
Fund accounting fees	98,268
Interest expense	82,451
Trustees’ fees	63,093
Legal fees	58,020
Registration fees	48,626
Audit and tax fees	32,390
Shareholder reports	19,258
Commitment fees (Note 7)	9,768
Transfer agent fees (Note 2)	459
Miscellaneous expenses	141,951
Total Expenses	1,345,440
Less: Fee waivers and/or expense reimbursements (Note 2)	(1,345,440)
Net Expenses	—
Net Investment Income	17,871,408
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Loss From:
Investment transactions in unaffiliated securities	(82,541,821)†
Foreign currency transactions	(2,195,017)
Net Realized Loss	(84,736,838)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	68,851,204 ‡
Foreign currencies	110,267
Change in Net Unrealized Appreciation (Depreciation)	68,961,471
Net Loss on Investments and Foreign Currency Transactions	(15,775,367)
Increase in Net Assets From Operations	$2,096,041

†	Net of foreign capital gains tax of $3,156,113.
‡	Net of change in accrued foreign capital gains tax of $(4,087,681).
See Notes to Financial Statements.
Martin Currie SMASh Series EM Fund 2025 Annual Report

Statements of Changes in Net Assets

For the Years Ended July 31,	2025	2024
Operations:
Net investment income	$17,871,408	$18,545,329
Net realized loss	(84,736,838)	(100,016,368)
Change in net unrealized appreciation (depreciation)	68,961,471	93,790,808
Increase in Net Assets From Operations	2,096,041	12,319,769
Distributions to Shareholders From (Note 1):
Total distributable earnings	(12,000,062)	(16,000,193)
Decrease in Net Assets From Distributions to Shareholders	(12,000,062)	(16,000,193)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares	459,408,411	518,097,289
Cost of shares repurchased	(585,829,337)	(420,445,492)
Increase (Decrease) in Net Assets From Fund Share Transactions	(126,420,926)	97,651,797
Increase (Decrease) in Net Assets	(136,324,947)	93,971,373
Net Assets:
Beginning of year	1,362,327,818	1,268,356,445
End of year	$1,226,002,871	$1,362,327,818
See Notes to Financial Statements.

Martin Currie SMASh Series EM Fund 2025 Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended July 31:
	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of year	$10.27	$10.35	$9.47	$13.23	$9.03
Income (loss) from operations:
Net investment income	0.15	0.14	0.14	0.16	0.18
Net realized and unrealized gain (loss)	(0.14)	(0.10)	0.84	(3.54)	4.08
Total income (loss) from operations	0.01	0.04	0.98	(3.38)	4.26
Less distributions from:
Net investment income	(0.11)	(0.12)	(0.05)	(0.11)	(0.06)
Net realized gains	—	—	(0.05)	(0.27)	—
Total distributions	(0.11)	(0.12)	(0.10)	(0.38)	(0.06)
Net asset value, end of year	$10.17	$10.27	$10.35	$9.47	$13.23
Total return[2]	0.17%	0.47%	10.51%	(26.21)%	47.25%
Net assets, end of year (millions)	$1,226	$1,362	$1,268	$1,100	$1,007
Ratios to average net assets:
Gross expenses[3]	0.12%	0.06%[4]	0.10%[5]	0.09%	0.09%
Net expenses[6,7]	0.00 [8]	0.00 [4,8]	0.00 [5]	0.00	0.00
Net investment income	1.60	1.45 [4]	1.45 [5]	1.43	1.48
Portfolio turnover rate	49%	26%	12%	27%	33%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the
Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Gross expenses do not include management fees paid to the manager and subadviser. Management fees are paid directly or indirectly by the separately managed account sponsor.
[4]
Ratio includes the impact of fees paid indirectly. In the absence of these fees, the gross and net expense ratios and the net investment income ratio would have been 0.03%, 0.00% and 1.45%, respectively.

[5]
Ratio includes the impact of fees paid indirectly. In the absence of these fees, the gross and net expense ratios and the net investment income ratio would have been 0.06%, 0.00% and 1.45%, respectively.

[6]
The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the
Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses. This arrangement cannot be terminated prior to December 31, 2026 without the
Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
See Notes to Financial Statements.
Martin Currie SMASh Series EM Fund 2025 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Effective September 30, 2025, Martin Currie SMASh Series EM Fund will be renamed ClearBridge SMASh Series EM Fund (the “Fund”). The Fund is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Franklin Templeton Fund Adviser, LLC (“FTFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of FTFA. FTFA and the subadvisers do not charge investment management fees to the Fund.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market

Martin Currie SMASh Series EM Fund 2025 Annual Report

on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”). This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
Martin Currie SMASh Series EM Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	$22,707,988	—	—	$22,707,988
Consumer Discretionary	38,694,407	$104,530,331	—	143,224,738
Financials	22,526,600	148,472,068	—	170,998,668
Industrials	20,908,680	106,788,487	—	127,697,167
Other Common Stocks	—	755,538,850	—	755,538,850
Total Long-Term Investments	104,837,675	1,115,329,736	—	1,220,167,411
Short-Term Investments†:
Money Market Funds	12,698,669	—	—	12,698,669
Overnight Deposits	—	100,000	—	100,000
Total Short-Term Investments	12,698,669	100,000	—	12,798,669
Total Investments	$117,536,344	$1,115,429,736	—	$1,232,966,080

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from

Martin Currie SMASh Series EM Fund 2025 Annual Report

changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits
Martin Currie SMASh Series EM Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, credits earned, if any, are recognized as income.
(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of July 31, 2025, there were $10,139,045 of capital gains tax liabilities accrued on unrealized gains.
(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$(313,527)	$313,527
(a)
Reclassifications are due to distributions paid in connection with the redemption of Fund shares.
2. Investment management agreement and other transactions with affiliates
FTFA is the Fund’s investment manager and Martin Currie Inc. (“Martin Currie”)  is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, Martin Currie and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
On September 30, 2025 (the “Effective Date”), in connection with the cessation of operations of Martin Currie, Martin Currie will transfer its rights and obligations under an existing subadvisory agreement between Martin Currie and FTFA, to its affiliate, Martin Currie Investment Management Limited (“MCIM”), and MCIM will become a subadviser to the Fund. MCIM is an indirect, wholly-owned subsidiary of Franklin Resources. As of the Effective Date, MCIM will be renamed ClearBridge Investment Management Limited.
The transfer will not result in any change in the nature or amount of services provided under the subadvisory agreement. In addition, the transfer will not result in any change to the

Martin Currie SMASh Series EM Fund 2025 Annual Report

manner in which the Fund’s portfolio is managed. The Fund’s current portfolio managers will continue to manage the Fund.
FTFA and the subadviser do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and FTFA and the subadviser will be compensated directly or indirectly by separately managed account program sponsors. FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund.
FTFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which FTFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2026 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the year ended July 31, 2025, fees waived and/or expenses reimbursed amounted to $1,345,440. The affiliated money market fund waiver of $18,409 is reflected as other income in the Statement of Operations.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, the Fund reimburses Investor Services for out of pocket expenses incurred. For the year ended July 31, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $459 was earned by Investor Services.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended July 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$553,306,592
Sales	629,632,268
Martin Currie SMASh Series EM Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
At July 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$1,068,240,344	$227,971,142	$(63,245,406)	$164,725,736
4. Derivative instruments and hedging activities
During the year ended July 31, 2025, the Fund did not invest in derivative instruments.
5. Shares of beneficial interest
At July 31, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.
Transactions in shares of the Fund were as follows:

	Year Ended July 31, 2025	Year Ended July 31, 2024
Shares sold	49,727,877	52,816,369
Shares repurchased	(61,841,643)	(42,632,606)
Net increase (decrease)	(12,113,766)	10,183,763
6. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the year ended July 31, 2025. The following transactions were effected in such company for the year ended July 31, 2025.

	Affiliate Value at July 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Institutional U.S. Treasury Reserves, Institutional Shares	$17,950,556	$509,386,004	509,386,004	$514,637,891	514,637,891

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2025
Western Asset Institutional U.S. Treasury Reserves, Institutional Shares	—	$507,048	—	$12,698,669

Martin Currie SMASh Series EM Fund 2025 Annual Report

7. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended July 31, 2025.
8. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended July 31, was as follows:

	2025	2024
Distributions paid from:
Ordinary income	$12,000,062	$16,000,193
As of July 31, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$8,189,360
Deferred capital losses*	(309,319,374)
Unrealized appreciation (depreciation)(a)	154,558,944
Total distributable earnings (loss) — net	$(146,571,070)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.
9. Recent accounting pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
Martin Currie SMASh Series EM Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
10. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Martin Currie SMASh Series EM Fund 2025 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Global Asset Management Trust and Shareholders of Martin Currie SMASh Series EM Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Martin Currie SMASh Series EM Fund (one of the funds constituting Legg Mason Global Asset Management Trust, referred to hereafter as the “Fund”) as of July 31, 2025, the related statement of operations for the year ended July 31, 2025, the statement of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2025 and the financial highlights for each of the five years in the period ended July 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
September 18, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
Martin Currie SMASh Series EM Fund 2025 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended July 31, 2025:

	Pursuant to:	Amount Reported
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$11,133,764
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended July 31, 2025:

Foreign Taxes Paid	$6,264,482
Foreign Source Income Earned	$19,934,580

Martin Currie SMASh Series EM Fund

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
Martin Currie SMASh Series EM Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
At an in-person meeting of the Board of Trustees of Legg Mason Global Asset Management Trust (the “Trust”) held on May 6-7, 2025, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (the “Manager”) with respect to Martin Currie SMASh Series EM Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Martin Currie Inc. (“Martin Currie”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Martin Currie, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager.  The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management.  Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Advisers, and had received information relevant to the renewal of the Agreements.  Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided.  The Board received and considered a variety of information about the Manager and the Sub-Advisers, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below.  The information received and considered by the Board both in conjunction with the May 2025 meeting and throughout the year was both written and oral.  The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility.  The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board approval of management agreement and sub-advisory agreements
The Independent Trustees were advised by separate independent legal counsel throughout the process.  Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements.  The Independent Trustees also reviewed the

Martin Currie SMASh Series EM Fund

proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Sub-Advisers were present.  The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review.  In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below.  No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.  Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreements
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively, during the past year.  The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers.  The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers, and the quality of the Manager’s administrative and other services.  The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments.  The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.  The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial,
Martin Currie SMASh Series EM Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Sub-Adviser’s risk management processes.
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund.  The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Sub-Advisers.  The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager.  The Board also considered the policies and practices of the Manager and the Sub-Advisers regarding the selection of brokers and dealers and the execution of portfolio transactions.  The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”).  The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe.  It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.  In considering the Fund’s performance, the Board took into account that the Fund is not intended as a complete investment program and is offered only to participants in separately managed account programs who pay costs and expenses, including fees for advice and portfolio execution, at the level of such programs rather than at the Fund level.  The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers.  The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as emerging markets funds by Lipper, showed, among other data, that the performance of the Fund’s shares for the 1-, 3- and 5-year periods ended December 31, 2024 and the period since the Fund’s inception (January 10, 2018) through December 31, 2024 was below the median performance of the funds in the Performance Universe for each period.  The Board noted the explanations from

Martin Currie SMASh Series EM Fund

the Manager and the Sub-Advisers concerning the reasons for the Fund’s relative performance versus the peer group for the various periods.
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.
Management fees and expense ratios
The Board noted that the Fund does not pay a management fee.  The Board also recognized that the Manager had agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses.  The Board considered that this arrangement is expected to continue until and expire on December 31, 2026.  The Board recognized that shareholders of the Fund are participants in separately managed account programs and pay fees to the program sponsors for the costs and expenses of the program, including fees for advice and portfolio execution.  When a program participant, alone or with his or her program sponsor, elects to allocate assets to the investment strategy managed or advised by an affiliate of the Manager, that affiliate receives a fee from the program sponsor for managing or advising those assets, including assets that may be invested in the Fund.  In certain cases, a participant will pay a fee for investment advice directly to an affiliate of the Manager in its capacity as adviser or sub-adviser to the participant’s account.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the fee and expense arrangements for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund.  The Board also received profitability information with respect to the Legg Mason Funds complex as a whole.  The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data.  It was noted that the allocation methodologies had been reviewed by an outside consultant.  The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow.  The Board considered that the Fund pays no management fee to the Manager and that the Manager has agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses.
Martin Currie SMASh Series EM Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
The Board determined that the management fee structure for the Fund was reasonable.
Other benefits to the manager and the sub-advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.
In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Advisers and their affiliates received were reasonable.

Martin Currie SMASh Series EM Fund

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Martin Currie
SMASh Series EM Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
Ken Miller
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Martin Currie Inc.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Martin Currie SMASh Series EM Fund
The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.
Martin Currie SMASh Series EM Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Martin Currie SMASh Series EM Fund and is not intended for distribution to prospective investors.
This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
NOT PART OF THE ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE ANNUAL REPORT

91755-AFSOI 9/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 24, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	September 24, 2025